SEC FILE NUMBER:
                                                                         0-31405


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 12B-25

                           NOTIFICATION OF LATE FILING



(Check One):      [_] Form 10-KSB  [_] Form 20-F     [_] Form 11-K
                  [X] Form 10-QSB  [_] Form N-SAR    [_] Form N-CSR

             For Period
             Ended:      June 30, 2006
                         ----------------------------------------------------

             |_| Transition Report on Form 10-K or 10-KSB
             |_| Transition Report on Form 20-F
             |_| Transition Report on Form 11-K
             |_| Transition Report on Form 10-Q or 10-QSB
             |_| Transition Report on Form N-SAR

             For the Transition
             Period Ended:
                          -------------------------------------------



PART I -- REGISTRANT INFORMATION

CRYSTAL FINANCE HOLDING CORPORATION
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Full Name of Registrant

Not Applicable
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Former Name if Applicable

20801 Biscayne Blvd, Suite 403
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Address of Principal Executive Office (Street and Number)

Aventura, Florida 33180
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City, State and Zip Code

18090 Collins Avenue T:17/118
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Former Address of Principal Executive Office (Street and Number)

Sunny Isles, Florida 33160
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Former City, State and Zip Code


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PART II -- RULES 12B-25(B) AND (C)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

|X|   (a)   The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense

|X|   (b)   The subject annual report, semi-annual report, transition report on
            Form 10-K, Form 10-KSB, Form 20-F, Form 11-K, Form N-SAR or Form
            N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or Form 10-QSB or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

|X|   (c)   The accountant's statement or other exhibit required by Rule
            12b-25(c) has been attached if applicable.


PART III -- NARRATIVE

State below in reasonable detail why Forms 10-K, 10-KSB, 20-F, 11-K, 10-Q, 10-QSB, 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

The quarterly report of the registrant on Form 10-QSB could not be filed because management requires additional time to compile and verify the data required to be included in this report. The report will be filed within five (5) days of the date the original report was due.


PART IV -- OTHER INFORMATION

(1)Name and telephone number of person to contact in regard to this notification
              Michel Poignant                  305          728-6482
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                   (Name)                  (Area Code)     (Telephone
                                                             Number)

(2)Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed ? If answer is no, identify report(s).

                                                        |X| Yes    |_| No

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(3)Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

                                                        |_| Yes    |X| No

                       CRYSTAL FINANCE HOLDING CORPORATION
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                  (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date: August 15, 2006               By  /s/ Michel Poignant
      ---------------                  ---------------------------------
                                    Name: Michel Poignant
                                    Title: President and Chief Executive Officer